Explanatory notes to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Disclosure of reconciliation of liabilities arising from financing activities
The following is a reconciliation of liabilities arising from financing activities for the year ended December 31, 2019 and 2018:

	Years ended December 31,
	2019	2018
	(€ million)
Total Debt at January 1(1)	€15,597	€17,971
Add: Derivative (assets)/liabilities and collateral at January 1	(151)	(206)
Total Liabilities from financing activities at January 1	€15,446	€17,765

Cash flows	(3,096)	(2,795)
Foreign exchange effects	9	(226)
Fair value changes	327	(136)
Changes in scope of consolidation	43	(3)
Transfer to (Assets)/Liabilities held for sale	(82)	(177)
Other changes(2)	432	(51)

Total Liabilities from financing activities at December 31	€13,079	€14,377
Less: Derivative (assets)/liabilities and collateral at December 31	178	(151)
Total Debt at December 31	€12,901	€14,528
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(1) Total debt at January 1, 2019 has been adjusted to include Lease liabilities of €1,069 million from the adoption of IFRS 16. Refer to Note 2., Basis of preparation for additional information on the adoption of IFRS 16.